Right-of-use assets - Summary of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum lease payments under non cancellable operating leases as at March 31, 2019			$ 822.4	₨ 62,223.7
Operating leases with renewal and termination options, others, etc. recorded on transition			432.3	32,712.0
Extension and termination options in lease contract considered in lease liability recognized under IFRS 16			8.6	648.4
Operating lease commitements for which no lease liabilities have been recorded on transition			(57.8)	(4,375.9)
Gross lease liabilities for former operating leases as at April 1, 2019			1,205.5	91,208.2
Discounting impact			(452.6)	(34,247.6)
Lease liabilities for former operating leases as at April 1, 2019			752.9	56,960.6
Present value of finance lease liabilities as at March 31, 2019			11.1	837.0
Total lease liabilities as at April 1, 2019	$ 789.9	₨ 59,771.2	$ 764.0	₨ 57,797.6